UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:         |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Theleme Partners LLP

Address:    15 Davies Street
            London
            W1K 3AG
            England

13F File Number: 028-14308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Patrick Degorce
Title:      Principal
Phone:      44-020-7150-1400

Signature, Place and Date of Signing:


 /s/ Patrick Degorce           London, England              May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   7

Form 13F Information Table Value Total:  $777,257
                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-14311               Theleme Master Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2012
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT  PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------  --- ----   ----------  -----    ----      ------ ----
CME GROUP INC                 COM              12572Q105  105,490      364,600 SH        DEFINED     1          364,600
MASCO CORP                    COM              574599106   43,092    3,223,002 SH        DEFINED     1        3,223,002
NEWS CORP                     CL A             65248E104   66,431    3,370,400 SH        DEFINED     1        3,370,400
TEMPUR PEDIC INTL INC         COM              88023U101  125,415    1,485,437 SH        DEFINED     1        1,485,437
VISA INC                      COM CL A         92826C839   74,364      630,200 SH        DEFINED     1          630,200
WELLS FARGO & CO NEW          COM              949746101   76,815    2,250,000    CALL   DEFINED     1        2,250,000
WELLS FARGO & CO NEW          COM              949746101  285,651    8,367,047 SH        DEFINED     1        8,367,047

SK 26816 0001 1289033